Acquisitions - Narrative (Details) (USD $)	3 Months Ended								6 Months Ended	7 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Jul. 23, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 23, 2014	Nov. 04, 2014 power_plant MW	Mar. 28, 2014	May 15, 2014	May 16, 2014	May 21, 2014 power_plant MW	May 22, 2014 power_plant MW	Jul. 23, 2014 power_plant MW	Jun. 26, 2014 power_plant MW	Dec. 18, 2014 power_plant MW	Jan. 29, 2015	Jul. 22, 2014	Mar. 31, 2015 MW
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	$ 791,615,000								$ 791,615,000		$ 791,615,000
Purchase price for acquisition, net of acquired cash											644,890,000	0	0
Operating revenues, net	42,566,000	53,221,000	21,968,000	8,109,000	4,430,000	5,401,000	4,663,000	2,975,000			125,864,000	17,469,000	15,694,000
Net (loss) income	(62,387,000)	(1,521,000)	(13,143,000)	(3,374,000)	(206,000)	74,000	341,000	(491,000)	(70,711,000)	(9,714,000)	(80,425,000)	(282,000)	876,000
Acquisition costs including amounts for affiliates											14,261,000	0	0
DG Portfolios
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)														25.7
Transactions Under Common Control, Consideration Transferred														50,600,000
Minimum | Power purchase agreements
Business Acquisition [Line Items]
Estimated useful lives of intangible assets (in years)											10 years
Maximum | Power purchase agreements
Business Acquisition [Line Items]
Estimated useful lives of intangible assets (in years)											25 years
United Kingdom | Fairwinds and Crundale
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)															50.0
Number of Businesses Acquired															2
Long-term debt assumed															63,700,000
Transactions Under Common Control, Consideration Transferred															32,200,000
Nellis | Clark County, Nevada
Business Acquisition [Line Items]
Equity interest acquired (in percent)																100.00%
Solar energy generation system capacity (in megawatts)																14.0
Purchase price for acquisition, net of acquired cash																14,211,000
CalRENEW-1 | Mendota, California
Business Acquisition [Line Items]
Equity interest acquired (in percent)																	100.00%
Solar energy generation system capacity (in megawatts)																	6.3
Purchase price for acquisition, net of acquired cash																	14,334,000
Atwell Island | Tulane County, California
Business Acquisition [Line Items]
Equity interest acquired (in percent)																		100.00%
Solar energy generation system capacity (in megawatts)																		23.5
Purchase price for acquisition, net of acquired cash																		67,212,000
Stonehenge Operating projects | United Kingdom
Business Acquisition [Line Items]
Equity interest acquired (in percent)																			100.00%
Solar energy generation system capacity (in megawatts)																			23.6
Purchase price for acquisition, net of acquired cash																			25,102,000
Number of Businesses Acquired																			3
Summit Solar Projects | United States | Nautilus Solar PV Holdings, Inc.
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																				19.6
Purchase price for acquisition, net of acquired cash																				29,040,000
Number of Businesses Acquired																				50
Summit Solar Projects | Canada | Affiliate of Nautilus Solar PV Holdings, Inc.
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)										3.8											3.8
Purchase price for acquisition, net of acquired cash																					21,061,000
Number of Businesses Acquired																					7
MA Operating | Massachusetts
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																						12.2
Number of Businesses Acquired																						4
Purchase price for acquisition																						39,500,000
Mt. Signal
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	291,655,000								291,655,000		291,655,000
Mt. Signal | Riverstone
Business Acquisition [Line Items]
Counterparty ownership prior to acquisition (in percent)																									50.00%
Mt. Signal | Net SunEdison Investment
Business Acquisition [Line Items]
Counterparty ownership prior to acquisition (in percent)																									50.00%
Mt. Signal | Mt Signal, California
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)										265.8											265.8
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest										291,655,000											291,655,000
Value assigned to equity consideration																					292,000,000
Mt. Signal | Mt Signal, California | Common Class B1
Business Acquisition [Line Items]
Common stock issued in acquisition (in shares)																					5,840,000
Value assigned to equity consideration										146,000,000											146,000,000
Mt. Signal | Mt Signal, California | Common Class B
Business Acquisition [Line Items]
Common stock issued in acquisition (in shares)																					5,840,000
Value assigned to equity consideration										146,000,000											146,000,000
HES | United States
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)															25.3
Number of Businesses Acquired															101
Value assigned to equity consideration															32,800,000
CD DG Portfolio
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest	256,703,000								256,703,000		256,703,000
CD DG Portfolio | United States
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																							77.6
Number of Businesses Acquired																							42
Value assigned to equity consideration																							256,700,000
Acquired Projects
Business Acquisition [Line Items]
Operating revenues, net											60,794,000
Net (loss) income											12,487,000
Subsequent Event
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																										161.1
Subsequent Event | First Wind
Business Acquisition [Line Items]
Enterprise value																								$ 830,000,000
Subsequent Event | Energy Equipment | First Wind
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																								521.1
Subsequent Event | Wind Power Systems | First Wind
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																								500.0
Subsequent Event | Solar generation facilities | First Wind
Business Acquisition [Line Items]
Solar energy generation system capacity (in megawatts)																								21.1